Contingencies (Details) (Former Employee [Member])	9 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 ILS
Claims damage amount	$ 149,000	552,000
Percentage to maintain equity interest	1.45%	1.45%
Loss Contingency Demanded On Termination	119,000	441,000
Legal Fees		55,000